Other Non-financial Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Non-financial Assets
NOTE 21. OTHER NON-FINANCIAL ASSETS

“Other
Non-financial
Assets” break down as follows:

	12.31.19	12.31.18
Payments on behalf of thirds parties	279,299	—
Advances of fee to Directors and Syndics	4,564	3,186
Advance to Personnel	2,064	77,508
Tax Credits	481,751	177,766
Payments made in Advance	970,268	690,008
Advances for Purchase of Assets	2,961,867	1,755,403
Investment properties (*)	435,792	447,489
Other Sundry Assets Measured at Cost	1,026,207	1,072,206
Assets Taken in Defense of Credits	3,802	50,537
Others	285,794	71,307

Total	6,451,408	4,345,410

(*)	Changes in “Investment Properties” are detailed in Schedule F.
Related-party information is disclosed in Note 51.